UNITED STATES
     SECURITIES AND EXCHANGE COMMISSION
     WASHINGTON, D.C. 20549


     FORM 13F

     FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2009
Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.):
[  ] is a restatement.

[  ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
Name:      Wilson/Bennett Capital Management, Inc.
Address:   8270 Greensboro Drive, 4th floor
           Mclean, VA  22102
13F File Number: 28-5872

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Kevin Reynolds
Title: President
Phone: 703-584-6027

September 30, 2009  	Kevin Reynolds		McLean, Virginia
[Date]            	[Signature]    		[City, State}


Report Type (Check only one.):


[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:
0

Form 13F Information Table Entry Total: 14
Form 13F Information Table Value Total: $20,292,419.00






List of Other Included Managers:
None


Symbol	Security			Type	Quantity	  Cusip		Value			Voting
a	AGILENT TECH INC		COM	48,542		00846u101	$1,350,924.00		 sole
cat	CATERPILLAR INC			COM	10,586		149123101	$543,379.00		 sole
ge	GENERAL ELECTRIC CO COM		COM	43,850		369604103	$720,017.00		 sole
hd	HOME DEPOT INC COM		COM	25,065		437076102	$667,732.00		 sole
hpq	HEWLETT-PACKARD CO DE		COM	228,528		428236103	$10,788,807.00		 sole
intc	INTEL CORP COM			COM	29,665		458140100	$580,544.00		 sole
jnj	JOHNSON & JOHNSON COM		COM	13,496		478160104	$821,771.00		 sole
jpm	JP MORGAN CHASE & CO COM	COM	21,126		46625H100	$925,741.00		 sole
nok	NOKIA CORP SPONSORED ADR	COM	35,824		654902204	$523,747.00		 sole
nvs	NOVARTIS AG SPONSORED ADR	COM	13,825		66987V109	$696,504.00		 sole
pg	PROCTER & GAMBLE CO COM		COM	14,528		742718109	$841,462.00		 sole
pm	PHILIP MORRIS INTL INC COM	COM	11,368		718172109	$554,076.00		 sole
t	AT&T				COM	20,763		00206R102	$560,809.00		 sole
xom	EXXON MOBIL CORP COM		COM	10,449		30231G102	$716,906.00		 sole
